UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report October 31, 2013

Columbia Global Infrastructure Fund (formerly Columbia Recovery and Infrastructure Fund)

President’s Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China’s, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed’s tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Global Infrastructure Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Global Infrastructure Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Global Infrastructure Fund (the Fund) Class A shares returned 17.93% excluding sales charges for the six months ended October 31, 2013.

>	The Fund outperformed its benchmark, the S&P 500 Index, which returned 11.15% for the same period.

Average Annual Total Returns (%) (for period ended October 31, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class A	02/19/09
Excluding sales charges		17.93	46.62	28.06
Including sales charges		11.14	38.22	26.46
Class B	02/19/09
Excluding sales charges		17.56	45.72	27.13
Including sales charges		12.56	40.72	26.95
Class C	02/19/09
Excluding sales charges		17.45	45.57	27.12
Including sales charges		16.45	44.57	27.12
Class I	02/19/09	18.17	47.22	28.60
Class K	02/19/09	17.96	46.80	28.21
Class R	02/19/09	17.76	46.24	27.69
Class R4*	03/19/13	18.05	46.86	28.11
Class R5	02/19/09	18.10	47.15	28.52
Class Z*	09/27/10	18.06	47.00	28.29
S&P 500 Index		11.15	27.18	21.47

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Global Infrastructure Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at October 31, 2013)
Xylem, Inc.	3.9
Chicago Bridge & Iron Co. NV	3.5
United Continental Holdings, Inc.	3.3
Eaton Corp. PLC	3.3
Boeing Co. (The)	3.3
Foster Wheeler AG	3.3
Honeywell International, Inc.	3.2
Jacobs Engineering Group, Inc.	3.2
Halliburton Co.	3.2
Precision Castparts Corp.	3.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at October 31, 2013)
Common Stocks	94.8
Consumer Discretionary	5.4
Energy	6.0
Industrials	64.5
Information Technology	10.6
Telecommunication Services	7.3
Utilities	1.0
Convertible Preferred Stocks	2.0
Telecommunication Services	2.0
Money Market Funds	3.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Peter Santoro, CFA

Craig Leopold, CFA

Tom West, CFA

Kirk Moore, CFA

Effective September 12, 2013, Mr. Santoro, Mr. Leopold, Mr. West and Mr. Moore assumed responsibility for the day-to-day portfolio management of the Fund, replacing Warren Spitz.

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Global Infrastructure Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,179.30	1,019.31	6.43	5.96	1.17
Class B	1,000.00	1,000.00	1,175.60	1,016.53	9.43	8.74	1.72
Class C	1,000.00	1,000.00	1,174.50	1,015.53	10.52	9.75	1.92
Class I	1,000.00	1,000.00	1,181.70	1,021.37	4.18	3.87	0.76
Class K	1,000.00	1,000.00	1,179.60	1,019.86	5.82	5.40	1.06
Class R	1,000.00	1,000.00	1,177.60	1,018.00	7.85	7.27	1.43
Class R4	1,000.00	1,000.00	1,180.50	1,020.47	5.17	4.79	0.94
Class R5	1,000.00	1,000.00	1,181.00	1,021.12	4.45	4.13	0.81
Class Z	1,000.00	1,000.00	1,180.60	1,020.57	5.06	4.69	0.92

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Global Infrastructure Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.5%
Issuer	Shares	Value ($)
Consumer Discretionary 5.3%
Auto Components 2.9%

Delphi Automotive PLC	125,850	7,198,620

TRW Automotive Holdings Corp.(a)	101,690	7,637,936

Total		14,836,556

Media 2.4%

Time Warner Cable, Inc.	99,590	11,965,738

Total Consumer Discretionary		26,802,294

Energy 6.0%
Energy Equipment & Services 4.5%

Cameron International Corp.(a)	133,260	7,310,644

Halliburton Co.	292,775	15,525,858

Total		22,836,502

Oil, Gas & Consumable Fuels 1.5%

Plains GP Holdings LP, Class A(a)	337,834	7,530,320

Total Energy		30,366,822

Industrials 64.3%
Aerospace & Defense 9.4%

Boeing Co. (The)	123,384	16,101,612

Honeywell International, Inc.	181,828	15,769,942

Precision Castparts Corp.	61,040	15,470,588

Total		47,342,142

Airlines 8.8%

Delta Air Lines, Inc.	578,836	15,269,694

U.S. Airways Group, Inc.(a)	584,670	12,845,200

United Continental Holdings, Inc.(a)	476,594	16,180,366

Total		44,295,260

Construction & Engineering 15.5%

Aegion Corp.(a)	176,214	3,612,387

Chicago Bridge & Iron Co. NV	230,547	17,081,227

Foster Wheeler AG(a)	585,822	15,811,336

Great Lakes Dredge & Dock Corp.	351,570	2,854,749

Jacobs Engineering Group, Inc.(a)	257,689	15,672,645

Quanta Services, Inc.(a)	434,492	13,126,003

Tutor Perini Corp.(a)	105,830	2,428,799

URS Corp.	142,815	7,743,429

Total		78,330,575

Electrical Equipment 9.1%

Babcock & Wilcox Co. (The)	286,680	9,233,963

Eaton Corp. PLC	228,529	16,125,006

Hubbell, Inc., Class B	50,764	5,459,160

Rockwell Automation, Inc.	135,760	14,989,262

Total		45,807,391

Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 18.5%

AGCO Corp.	257,472	15,031,215

Astec Industries, Inc.	116,379	3,934,774

Ingersoll-Rand PLC	178,160	12,031,145

ITT Corp.	203,421	8,081,916

Parker Hannifin Corp.	131,098	15,301,759

Terex Corp.(a)	287,266	10,039,947

Timken Co.	179,680	9,488,901

Xylem, Inc.	553,144	19,083,468

Total		92,993,125

Road & Rail 3.0%

Union Pacific Corp.	98,830	14,962,862

Total Industrials		323,731,355

Information Technology 10.6%
Electronic Equipment, Instruments & Components 3.8%

Coherent, Inc.	51,226	3,390,649

Newport Corp.(a)	529,975	8,410,703

Sanmina Corp.(a)	41,037	597,499

TE Connectivity Ltd.	127,269	6,553,081

Total		18,951,932

Semiconductors & Semiconductor Equipment 5.1%

Brooks Automation, Inc.	277,927	2,679,216

KLA-Tencor Corp.	199,710	13,100,976

Lam Research Corp.(a)	180,390	9,782,550

Total		25,562,742

Software 1.7%

Autodesk, Inc.(a)	217,900	8,696,389

Total Information Technology		53,211,063

Telecommunication Services 7.3%
Diversified Telecommunication Services 2.0%

Telefonica SA, ADR	581,430	10,157,582

Wireless Telecommunication Services 5.3%

SBA Communications Corp., Class A(a)	160,240	14,016,193

Vodafone Group PLC, ADR	343,230	12,637,728

Total		26,653,921

Total Telecommunication Services		36,811,503

Utilities 1.0%
Gas Utilities 1.0%

Questar Corp.	215,520	5,099,203

Total Utilities		5,099,203

Total Common Stocks
(Cost: $335,896,582)		476,022,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Global Infrastructure Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Convertible Preferred Stocks 2.0%
Issuer	Shares	Value ($)
Telecommunication Services 2.0%
Wireless Telecommunication Services 2.0%

Crown Castle International Corp., 4.500%(a)	100,000	10,183,200

Total Telecommunication Services		10,183,200

Total Convertible Preferred Stocks
(Cost: $10,123,750)		10,183,200

Money Market Funds 3.1%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.093%(b)(c)	15,817,231	15,817,231

Total Money Market Funds
(Cost: $15,817,231)		15,817,231

Total Investments
(Cost: $361,837,563)		502,022,671

Other Assets & Liabilities, Net		1,815,998

Net Assets		503,838,669

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,008,793	86,242,925	(71,434,487)	15,817,231	2,827	15,817,231

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Global Infrastructure Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	26,802,294	—	—	26,802,294

Energy	30,366,822	—	—	30,366,822

Industrials	323,731,355	—	—	323,731,355

Information Technology	53,211,063	—	—	53,211,063

Telecommunication Services	36,811,503	—	—	36,811,503

Utilities	5,099,203	—	—	5,099,203

Convertible Preferred Stocks

Telecommunication Services	—	10,183,200	—	10,183,200

Total Equity Securities	476,022,240	10,183,200	—	486,205,440

Mutual Funds

Money Market Funds	15,817,231	—	—	15,817,231

Total Mutual Funds	15,817,231	—	—	15,817,231

Total	491,839,471	10,183,200	—	502,022,671

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Global Infrastructure Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $346,020,332)	$486,205,440

Affiliated issuers (identified cost $15,817,231)	15,817,231

Total investments (identified cost $361,837,563)	502,022,671

Receivable for:

Investments sold	8,736,300

Capital shares sold	312,632

Dividends	320,108

Reclaims	19,196

Other assets	23,432

Total assets	511,434,339

Liabilities

Payable for:

Investments purchased	5,097,454

Capital shares purchased	2,233,139

Investment management fees	8,994

Distribution and/or service fees	3,232

Transfer agent fees	148,580

Administration fees	830

Plan administration fees	1

Compensation of board members	30,261

Other expenses	73,179

Total liabilities	7,595,670

Net assets applicable to outstanding capital stock	$503,838,669

Represented by

Paid-in capital	$246,323,390

Undistributed net investment income	3,590,338

Accumulated net realized gain	113,739,833

Unrealized appreciation (depreciation) on:

Investments	140,185,108

Total — representing net assets applicable to outstanding capital stock	$503,838,669

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Global Infrastructure Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A

Net assets	$307,712,923

Shares outstanding	12,245,319

Net asset value per share(a)	$25.13

Maximum offering price per share	$26.66

Class B

Net assets	$13,090,242

Shares outstanding	537,094

Net asset value per share	$24.37

Class C

Net assets	$37,821,926

Shares outstanding	1,552,914

Net asset value per share	$24.36

Class I

Net assets	$10,307

Shares outstanding	405

Net asset value per share(b)	$25.43

Class K

Net assets	$204,866

Shares outstanding	8,124

Net asset value per share	$25.22

Class R

Net assets	$395,582

Shares outstanding	15,951

Net asset value per share	$24.80

Class R4

Net assets	$47,141

Shares outstanding	1,853

Net asset value per share	$25.44

Class R5

Net assets	$50,574

Shares outstanding	1,993

Net asset value per share	$25.38

Class Z

Net assets	$144,505,108

Shares outstanding	5,697,475

Net asset value per share	$25.36

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Global Infrastructure Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$4,256,633

Dividends — affiliated issuers	2,827

Foreign taxes withheld	(4,857)

Total income	4,254,603

Expenses:

Investment management fees	2,252,851

Distribution and/or service fees

Class A	384,392

Class B	64,041

Class C	182,730

Class R	876

Transfer agent fees

Class A	245,685

Class B	10,235

Class C	29,198

Class K	67

Class R	280

Class R4	22

Class R5	14

Class Z	267,577

Administration fees	203,229

Plan administration fees

Class K	337

Compensation of board members	12,571

Custodian fees	4,434

Printing and postage fees	68,322

Registration fees	66,568

Professional fees	16,520

Other	13,108

Total expenses	3,823,057

Fees waived by Distributor — Class B	(13,287)

Expense reductions	(20)

Total net expenses	3,809,750

Net investment income	444,853

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	110,581,609

Net realized gain	110,581,609

Net change in unrealized appreciation (depreciation) on:

Investments	1,946,219

Net change in unrealized appreciation (depreciation)	1,946,219

Net realized and unrealized gain	112,527,828

Net increase in net assets resulting from operations	$112,972,681

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Global Infrastructure Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations

Net investment income	$444,853	$5,434,873

Net realized gain	110,581,609	17,776,220

Net change in unrealized appreciation (depreciation)	1,946,219	47,073,148

Net increase in net assets resulting from operations	112,972,681	70,284,241

Distributions to shareholders

Net investment income

Class A	—	(595,092)

Class I	—	(55)

Class K	—	(1,071)

Class R	—	(303)

Class R5	—	(240)

Class Z	—	(1,403,381)

Net realized gains

Class A	—	(4,799,209)

Class B	—	(197,592)

Class C	—	(544,193)

Class I	—	(125)

Class K	—	(4,628)

Class R	—	(3,257)

Class R5	—	(569)

Class Z	—	(4,170,623)

Total distributions to shareholders	—	(11,720,338)

Increase (decrease) in net assets from capital stock activity	(260,676,420)	(240,998,029)

Total decrease in net assets	(147,703,739)	(182,434,126)

Net assets at beginning of period	651,542,408	833,976,534

Net assets at end of period	$503,838,669	$651,542,408

Undistributed net investment income	$3,590,338	$3,145,485

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Global Infrastructure Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity

Class A shares

Subscriptions(b)	478,448	11,050,084	1,218,558	22,893,598

Distributions reinvested	—	—	281,118	5,386,211

Redemptions	(2,233,899)	(51,965,558)	(11,964,700)	(217,234,506)

Net decrease	(1,755,451)	(40,915,474)	(10,465,024)	(188,954,697)

Class B shares

Subscriptions	9,191	206,143	9,430	172,345

Distributions reinvested	—	—	10,509	196,415

Redemptions(b)	(66,897)	(1,499,815)	(262,384)	(4,627,025)

Net decrease	(57,706)	(1,293,672)	(242,445)	(4,258,265)

Class C shares

Subscriptions	88,293	1,980,351	170,177	3,151,126

Distributions reinvested	—	—	28,839	539,007

Redemptions	(208,664)	(4,689,546)	(765,519)	(13,708,426)

Net decrease	(120,371)	(2,709,195)	(566,503)	(10,018,293)

Class K shares

Subscriptions	—	—	1,419	25,603

Distributions reinvested	—	—	277	5,319

Redemptions	(6,482)	(150,991)	(10,433)	(179,941)

Net decrease	(6,482)	(150,991)	(8,737)	(149,019)

Class R shares

Subscriptions	6,117	135,541	3,289	62,018

Distributions reinvested	—	—	130	2,458

Redemptions	(2,454)	(56,227)	(726)	(12,700)

Net increase	3,663	79,314	2,693	51,776

Class R4 shares

Subscriptions	1,163	27,686	690	14,284

Net increase	1,163	27,686	690	14,284

Class R5 shares

Subscriptions	874	19,440	63	1,099

Distributions reinvested	—	—	19	371

Redemptions	(747)	(18,076)	(2,297)	(40,742)

Net increase (decrease)	127	1,364	(2,215)	(39,272)

Class Z shares

Subscriptions	3,268,049	76,107,357	5,819,098	109,702,979

Distributions reinvested	—	—	288,618	5,570,323

Redemptions	(11,790,215)	(291,822,809)	(8,210,375)	(152,917,845)

Net decrease	(8,522,166)	(215,715,452)	(2,102,659)	(37,644,543)

Total net decrease	(10,457,223)	(260,676,420)	(13,384,200)	(240,998,029)

(a)	Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Global Infrastructure Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,
Class A	(Unaudited)		2013		2012		2011	2010	2009(a)
Per share data
Net asset value, beginning of period	$21.31		$18.96		$23.98		$19.66	$11.62	$9.02

Income from investment operations:

Net investment income (loss)	0.01		0.14		(0.01)		0.09	(0.05)	(0.00	)(b)

Net realized and unrealized gain (loss)	3.81		2.56		(3.27)		4.57	8.15	2.60

Total from investment operations	3.82		2.70		(3.28)		4.66	8.10	2.60

Less distributions to shareholders:

Net investment income	—		(0.04)		—		(0.09)	—	—

Net realized gains	—		(0.31)		(1.74)		(0.25)	(0.06)	—

Total distributions to shareholders	—		(0.35)		(1.74)		(0.34)	(0.06)	—

Net asset value, end of period	$25.13		$21.31		$18.96		$23.98	$19.66	$11.62

Total return	17.93%		14.43%		(12.62%)		23.92%	69.75%	28.83%

Ratios to average net assets(c)

Total gross expenses	1.17	%(d)	1.17%		1.21%		1.16%	1.17%	1.82	%(d)

Total net expenses(e)	1.17	%(d)(f)	1.17	%(f)	1.21	%(f)	1.16%	1.17%	1.39	%(d)

Net investment income (loss)	0.07	%(d)	0.77%		(0.06%)		0.47%	(0.30%)	(0.19	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$307,713		$298,401		$463,955		$711,892	$438,673	$50,777

Portfolio turnover	28%		23%		30%		17%	11%	4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (commencement of operations) to April 30, 2009.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,
Class B	(Unaudited)		2013		2012		2011	2010	2009(a)
Per share data
Net asset value, beginning of period	$20.73		$18.55		$23.68		$19.48	$11.60	$9.02

Income from investment operations:

Net investment income (loss)	(0.05)		0.01		(0.15)		(0.04)	(0.17)	(0.02)

Net realized and unrealized gain (loss)	3.69		2.48		(3.24)		4.49	8.11	2.60

Total from investment operations	3.64		2.49		(3.39)		4.45	7.94	2.58

Less distributions to shareholders:

Net realized gains	—		(0.31)		(1.74)		(0.25)	(0.06)	—

Total distributions to shareholders	—		(0.31)		(1.74)		(0.25)	(0.06)	—

Net asset value, end of period	$24.37		$20.73		$18.55		$23.68	$19.48	$11.60

Total return	17.56%		13.59%		(13.27%)		23.01%	68.49%	28.60%

Ratios to average net assets(b)

Total gross expenses	1.92	%(c)	1.92%		1.96%		1.91%	1.94%	2.58	%(c)

Total net expenses(d)	1.72	%(c)(e)	1.92	%(e)	1.96	%(e)	1.91%	1.94%	2.15	%(c)

Net investment income (loss)	(0.48	%)(c)	0.03%		(0.80%)		(0.18%)	(1.04%)	(0.97	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$13,090		$12,329		$15,532		$25,380	$21,597	$4,018

Portfolio turnover	28%		23%		30%		17%	11%	4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (commencement of operations) to April 30, 2009.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,
Class C	(Unaudited)		2013		2012		2011	2010	2009(a)
Per share data
Net asset value, beginning of period	$20.74		$18.56		$23.69		$19.48	$11.60	$9.02

Income from investment operations:

Net investment income (loss)	(0.08)		0.00	(b)	(0.16)		(0.06)	(0.17)	(0.02)

Net realized and unrealized gain (loss)	3.70		2.49		(3.23)		4.52	8.11	2.60

Total from investment operations	3.62		2.49		(3.39)		4.46	7.94	2.58

Less distributions to shareholders:

Net realized gains	—		(0.31)		(1.74)		(0.25)	(0.06)	—

Total distributions to shareholders	—		(0.31)		(1.74)		(0.25)	(0.06)	—

Net asset value, end of period	$24.36		$20.74		$18.56		$23.69	$19.48	$11.60

Total return	17.45%		13.59%		(13.26%)		23.06%	68.49%	28.60%

Ratios to average net assets(c)

Total gross expenses	1.92	%(d)	1.92%		1.96%		1.91%	1.92%	2.58	%(d)

Total net expenses(e)	1.92	%(d)(f)	1.92	%(f)	1.96	%(f)	1.91%	1.92%	2.15	%(d)

Net investment income (loss)	(0.69	%)(d)	0.03%		(0.82%)		(0.28%)	(1.06%)	(0.94	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$37,822		$34,696		$41,568		$50,102	$27,987	$2,723

Portfolio turnover	28%		23%		30%		17%	11%	4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (commencement of operations) to April 30, 2009.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,
Class I	(Unaudited)		2013	2012	2011	2010		2009(a)
Per share data
Net asset value, beginning of period	$21.52		$19.16	$24.13	$19.75	$11.63		$9.02

Income from investment operations:

Net investment income	0.06		0.22	0.13	0.20	0.02		0.01

Net realized and unrealized gain (loss)	3.85		2.58	(3.35)	4.58	8.16		2.60

Total from investment operations	3.91		2.80	(3.22)	4.78	8.18		2.61

Less distributions to shareholders:

Net investment income	—		(0.13)	(0.01)	(0.15)	(0.00	)(b)	—

Net realized gains	—		(0.31)	(1.74)	(0.25)	(0.06)		—

Total distributions to shareholders	—		(0.44)	(1.75)	(0.40)	(0.06)		—

Net asset value, end of period	$25.43		$21.52	$19.16	$24.13	$19.75		$11.63

Total return	18.17%		14.89%	(12.27%)	24.48%	70.41%		28.94%

Ratios to average net assets(c)

Total gross expenses	0.76	%(d)	0.76%	0.74%	0.76%	0.78%		1.47	%(d)

Total net expenses(e)	0.76	%(d)	0.76%	0.74%	0.76%	0.78%		0.99	%(d)

Net investment income	0.47	%(d)	1.19%	0.55%	1.03%	0.10%		0.31	%(d)

Supplemental data

Net assets, end of period (in thousands)	$10		$9	$8	$89,990	$117,333		$12,378

Portfolio turnover	28%		23%	30%	17%	11%		4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (commencement of operations) to April 30, 2009.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,
Class K	(Unaudited)		2013	2012		2011	2010		2009(a)
Per share data
Net asset value, beginning of period	$21.38		$19.02	$24.01		$19.68	$11.62		$9.02

Income from investment operations:

Net investment income (loss)	0.03		0.17	0.02		0.12	(0.04)		0.00	(b)

Net realized and unrealized gain (loss)	3.81		2.57	(3.27)		4.55	8.16		2.60

Total from investment operations	3.84		2.74	(3.25)		4.67	8.12		2.60

Less distributions to shareholders:

Net investment income	—		(0.07)	(0.00	)(b)	(0.09)	(0.00	)(b)	—

Net realized gains	—		(0.31)	(1.74)		(0.25)	(0.06)		—

Total distributions to shareholders	—		(0.38)	(1.74)		(0.34)	(0.06)		—

Net asset value, end of period	$25.22		$21.38	$19.02		$24.01	$19.68		$11.62

Total return	17.96%		14.63%	(12.47%)		23.97%	69.94%		28.82%

Ratios to average net assets(c)

Total gross expenses	1.06	%(d)	1.02%	1.08%		1.07%	1.07%		1.76	%(d)

Total net expenses(e)	1.06	%(d)	1.02%	1.08%		1.07%	1.07%		1.29	%(d)

Net investment income (loss)	0.26	%(d)	0.92%	0.09%		0.65%	(0.25%)		0.06	%(d)

Supplemental data

Net assets, end of period (in thousands)	$205		$312	$444		$823	$624		$23

Portfolio turnover	28%		23%	30%		17%	11%		4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (commencement of operations) to April 30, 2009.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,
Class R	(Unaudited)		2013		2012		2011	2010	2009(a)
Per share data
Net asset value, beginning of period	$21.06		$18.78		$23.82		$19.56	$11.61	$9.02

Income from investment operations:

Net investment income (loss)	(0.03)		0.10		(0.06)		0.03	(0.11)	(0.01)

Net realized and unrealized gain (loss)	3.77		2.52		(3.24)		4.54	8.12	2.60

Total from investment operations	3.74		2.62		(3.30)		4.57	8.01	2.59

Less distributions to shareholders:

Net investment income	—		(0.03)		—		(0.06)	—	—

Net realized gains	—		(0.31)		(1.74)		(0.25)	(0.06)	—

Total distributions to shareholders	—		(0.34)		(1.74)		(0.31)	(0.06)	—

Net asset value, end of period	$24.80		$21.06		$18.78		$23.82	$19.56	$11.61

Total return	17.76%		14.13%		(12.80%)		23.59%	69.04%	28.71%

Ratios to average net assets(b)

Total gross expenses	1.43	%(c)	1.42%		1.46%		1.45%	1.59%	2.27	%(c)

Total net expenses(d)	1.43	%(c)(e)	1.42	%(e)	1.46	%(e)	1.45%	1.59%	1.79	%(c)

Net investment income (loss)	(0.27	%)(c)	0.52%		(0.32%)		0.15%	(0.69%)	(0.48	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$396		$259		$180		$160	$81	$12

Portfolio turnover	28%		23%		30%		17%	11%	4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (commencement of operations) to April 30, 2009.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Global Infrastructure Fund

Financial Highlights (continued)

Class R4	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$21.55		$21.86

Income from investment operations:

Net investment income (loss)	0.02		(0.02)

Net realized and unrealized gain (loss)	3.87		(0.29	)(b)

Total from investment operations	3.89		(0.31)

Net asset value, end of period	$25.44		$21.55

Total return	18.05%		(1.42%)

Ratios to average net assets(c)

Total gross expenses	0.94	%(d)	0.86	%(d)

Total net expenses(e)	0.94	%(d)(f)	0.86	%(d)

Net investment income (loss)	0.17	%(d)	(0.78	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$47		$15

Portfolio turnover	28%		23%

Notes to Financial Highlights

(a)	For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,
Class R5	(Unaudited)		2013	2012	2011	2010		2009(a)
Per share data
Net asset value, beginning of period	$21.49		$19.13	$24.09	$19.74	$11.63		$9.02

Income from investment operations:

Net investment income	0.05		0.21	0.06	0.16	0.00	(b)	0.01

Net realized and unrealized gain (loss)	3.84		2.59	(3.27)	4.58	8.17		2.60

Total from investment operations	3.89		2.80	(3.21)	4.74	8.17		2.61

Less distributions to shareholders:

Net investment income	—		(0.13)	(0.01)	(0.14)	(0.00	)(b)	—

Net realized gains	—		(0.31)	(1.74)	(0.25)	(0.06)		—

Total distributions to shareholders	—		(0.44)	(1.75)	(0.39)	(0.06)		—

Net asset value, end of period	$25.38		$21.49	$19.13	$24.09	$19.74		$11.63

Total return	18.10%		14.89%	(12.26%)	24.27%	70.32%		28.94%

Ratios to average net assets(c)

Total gross expenses	0.81	%(d)	0.77%	0.82%	0.82%	0.84%		1.51	%(d)

Total net expenses(e)	0.81	%(d)	0.77%	0.82%	0.82%	0.84%		1.04	%(d)

Net investment income	0.39	%(d)	1.15%	0.30%	0.81%	0.02%		0.27	%(d)

Supplemental data

Net assets, end of period (in thousands)	$51		$40	$78	$109	$60		$12

Portfolio turnover	28%		23%	30%	17%	11%		4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (commencement of operations) to April 30, 2009.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,
Class Z	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$21.48		$19.13		$24.12		$18.33

Income from investment operations:

Net investment income (loss)	0.03		0.19		0.03		(0.03)

Net realized and unrealized gain (loss)	3.85		2.57		(3.27)		6.22

Total from investment operations	3.88		2.76		(3.24)		6.19

Less distributions to shareholders:

Net investment income	—		(0.10)		(0.01)		(0.15)

Net realized gains	—		(0.31)		(1.74)		(0.25)

Total distributions to shareholders	—		(0.41)		(1.75)		(0.40)

Net asset value, end of period	$25.36		$21.48		$19.13		$24.12

Total return	18.06%		14.68%		(12.38%)		34.05%

Ratios to average net assets(b)

Total gross expenses	0.92	%(c)	0.92%		0.96%		0.90	%(c)

Total net expenses(d)	0.92	%(c)(e)	0.92	%(e)	0.96	%(e)	0.90	%(c)

Net investment income (loss)	0.30	%(c)	1.00%		0.17%		(0.20	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$144,505		$305,482		$312,211		$256,185

Portfolio turnover	28%		23%		30%		17%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to April 30, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Global Infrastructure Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia Global Infrastructure Fund (formerly known as Columbia Recovery and Infrastructure Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations,

22	Semiannual Report 2013

Columbia Global Infrastructure Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Semiannual Report 2013	23

Columbia Global Infrastructure Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.65% to 0.50% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.65% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2013, other expenses paid to this company were $1,677.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

24	Semiannual Report 2013

Columbia Global Infrastructure Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

For the six months ended October 31, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’ initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, these minimum account balance fees reduced total expenses by $20.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $98,000 for Class C shares. These amounts are based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Effective September 12, 2013, the Distributor has voluntarily agreed to waive the 0.75% distribution fee for Class B shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $98,072 for Class A, $1,069 for Class B, $473 for Class C and shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	September 1, 2013 through August 31, 2014	Prior to September 1, 2013
Class A	1.32%	1.33%
Class B	2.07	2.08
Class C	2.07	2.08
Class I	0.95	0.97
Class K	1.25	1.27
Class R	1.57	1.58
Class R4	1.07	1.08
Class R5	1.00	1.02
Class Z	1.07	1.08

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary

Semiannual Report 2013	25

Columbia Global Infrastructure Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class B distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $361,838,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$141,610,000
Unrealized depreciation	(1,425,000)
Net unrealized appreciation	$140,185,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $182,238,034 and $459,969,471, respectively, for the six months ended October 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 27.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 65.1% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 9. Significant Risks

Industrial Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the industrials sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Technology and Technology-related Investment Risk

The Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

26	Semiannual Report 2013

Columbia Global Infrastructure Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	27

Columbia Global Infrastructure Fund

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28	Semiannual Report 2013

Columbia Global Infrastructure Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	29

Columbia Global Infrastructure Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR213_04_C01_(12/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 19, 2013